Putnam Investments
100 Federal Street
Boston, MA 02110
December 3, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company File Act No. 811-07513) (the
“Trust”), on behalf of Putnam Short Duration Income Fund and Putnam Short Term Investment Fund series
(The “Funds”) Post-Effective Amendment No. 300 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2018.

Comments or questions concerning this certificate may be directed to Caitlin E. Robinson at 1-800-225-2465, ext. 1-0044.

Very truly yours,

Putnam Short Duration Income Fund,
Putnam Short Term Investment Fund,
each a series of Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP